2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Conservative Allocation Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 20 .3%
Communication Services — 2.1%
Alphabet Inc - Class C ................. 7,533 2,160,916
Charter Communications Inc
(1)
........... 238 51,379
Comcast Corp ...................... 1,712 49,152
EverQuote Inc
(1)
..................... 3,398 52,397
IDT Corp .......................... 281 13,797
Meta Platforms Inc ................... 1,404 803,270
Netflix Inc
(1)
........................ 2,098 201,723
New York Times Co/The ................ 316 26,459
Omnicom Group Inc .................. 1,615 121,626
Verizon Communications Inc ............ 175 8,785
3,489,504
Consumer Discretionary — 1.0%
Abercrombie & Fitch Co
(1)
............... 194 17,726
Amazon.com Inc
(1)
................... 579 120,588
American Public Education Inc
(1)
.......... 175 9,954
BorgWarner Inc ..................... 159 8,627
Boyd Gaming Corp ................... 3,021 248,266
Champion Homes Inc
(1)
................ 321 23,873
Deckers Outdoor Corp
(1)
................ 305 30,527
Frontdoor Inc
(1)
...................... 585 30,923
General Motors Co ................... 519 38,666
Hasbro Inc ........................ 245 22,932
La-Z-Boy Inc ....................... 49 1,575
O'Reilly Automotive Inc
(1)
............... 492 45,417
Phinia Inc ......................... 767 52,493
Ralph Lauren Corp ................... 785 270,032
Ross Stores Inc ..................... 7 1,516
Tapestry Inc ....................... 1,444 203,763
TJX Cos Inc/The ..................... 2,895 462,331
Ulta Beauty Inc
(1)
.................... 11 5,750
Visteon Corp ....................... 142 12,938
1,607,897
Consumer Staples — 0.3%
Cal-Maine Foods Inc .................. 505 39,971
Casey's General Stores Inc ............. 312 227,092
Costco Wholesale Corp ................ 28 27,900
Dollar General Corp .................. 590 70,051
Kroger Co/The ...................... 47 3,401
Target Corp ........................ 783 94,900
Tyson Foods Inc ..................... 75 4,805
468,120
Energy — 1.1%
Cheniere Energy Inc .................. 602 170,824
Chevron Corp ...................... 2,214 458,077
ConocoPhillips ...................... 111 14,652
Devon Energy Corp ................... 331 16,656
Diamondback Energy Inc ............... 965 190,867
EOG Resources Inc ................... 782 113,054
Exxon Mobil Corp .................... 2,399 407,014
Matador Resources Co ................ 364 22,998
Phillips 66 ......................... 69 12,570
SLB Ltd .......................... 608 31,245
SM Energy Co ...................... 1,565 48,797
Targa Resources Corp ................. 132 33,096
TechnipFMC PLC .................... 1,961 135,564
Weatherford International PLC ........... 252 23,834
Williams Cos Inc/The ................. 653 47,525
1,726,773
Financials — 3.2%
Allstate Corp/The .................... 1,324 274,518
Ally Financial Inc .................... 3,920 153,782
Ameriprise Financial Inc ............... 703 312,413
Arch Capital Group Ltd
(1)
............... 127 12,191
Bank of New York Mellon Corp/The ........ 4,268 506,313
Berkshire Hathaway Inc
(1)
.............. 2,496 1,196,083
Customers Bancorp Inc
(1)
............... 2,627 182,340
Encore Capital Group Inc
(1)
.............. 283 19,844
First American Financial Corp ............ 507 30,567
Interactive Brokers Group Inc ............ 528 35,413
Intercontinental Exchange Inc ............ 1,389 218,462
Invesco Ltd ........................ 272 6,607
Jack Henry & Associates Inc ............ 2,813 444,567
Jackson Financial Inc ................. 892 94,302
Mastercard Inc ..................... 1,935 966,842
Morningstar Inc ..................... 1,442 243,770
PROG Holdings Inc ................... 136 3,902
State Street Corp .................... 1,979 250,462
Stewart Information Services Corp ........ 56 3,448
Synchrony Financial .................. 2,621 178,280
Westamerica BanCorp ................. 172 8,970
Wintrust Financial Corp ................ 236 32,790
5,175,866
Health Care — 2.4%
AbbVie Inc ........................ 1,760 382,782
Amgen Inc ........................ 1,439 506,312
Bristol-Myers Squibb Co ............... 151 9,158
CareDx Inc
(1)
....................... 73 1,267
Cigna Group/The .................... 34 9,070
CVS Health Corp .................... 994 71,389
Elevance Health Inc .................. 402 117,685
Eli Lilly & Co ....................... 642 590,492
Gilead Sciences Inc .................. 4,022 560,546
HCA Healthcare Inc ................... 208 98,434

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Johnson & Johnson .................. 2,999 733,076
McKesson Corp ..................... 161 139,323
Merck & Co Inc ..................... 1,203 144,709
Natera Inc
(1)
........................ 434 86,796
Regeneron Pharmaceuticals Inc .......... 143 110,488
United Therapeutics Corp
(1)
............. 49 29,056
UnitedHealth Group Inc ................ 350 94,707
Universal Health Services Inc ............ 187 33,467
Vertex Pharmaceuticals Inc
(1)
............ 9 4,019
Zoetis Inc ......................... 1,254 148,235
3,871,011
Industrials — 2.7%
Acuity Inc ......................... 32 8,967
AECOM ........................... 824 69,892
Blue Bird Corp
(1)
..................... 220 12,494
Caterpillar Inc ...................... 272 192,701
Comfort Systems USA Inc .............. 87 119,972
Delta Air Lines Inc ................... 2,932 194,919
EMCOR Group Inc .................... 9 6,645
Equifax Inc ........................ 302 54,381
FedEx Corp ........................ 845 300,972
GE Vernova Inc ..................... 333 290,676
Generac Holdings Inc
(1)
................ 125 24,416
General Dynamics Corp ................ 3,162 1,085,262
Graco Inc ......................... 309 26,157
Huntington Ingalls Industries Inc .......... 202 76,740
IDEX Corp ......................... 170 32,223
JB Hunt Transport Services Inc ........... 47 9,959
Johnson Controls International plc ......... 933 122,176
Lincoln Electric Holdings Inc ............. 159 39,604
Lockheed Martin Corp ................. 307 185,548
Mueller Industries Inc ................. 581 64,375
Nextpower Inc
(1)
..................... 72 8,680
Northrop Grumman Corp ............... 648 442,092
Quanta Services Inc .................. 122 66,980
Rockwell Automation Inc ............... 690 247,627
Sensata Technologies Holding PLC ........ 227 7,995
Southwest Airlines Co ................. 818 30,732
Trane Technologies PLC ................ 492 205,036
TUTOR PERINI CORP .................. 64 4,940
United Airlines Holdings Inc
(1)
............ 2,826 260,190
United Parcel Service Inc ............... 1,031 101,430
V2X, Inc.
(1)
......................... 544 37,264
Valmont Industries Inc ................. 61 24,374
Vicor Corp
(1)
........................ 57 9,177
4,364,596
Information Technology — 7.0%
Amkor Technology Inc ................. 655 29,495
Amphenol Corp ..................... 1,990 251,436
Analog Devices Inc ................... 691 219,835
Apple Inc ......................... 9,892 2,510,491
Applied Materials Inc ................. 863 294,965
Avnet Inc ......................... 659 40,608
Broadcom Inc ...................... 1,854 573,831
Calix Inc
(1)
......................... 868 42,523
Ciena Corp.
(1)
....................... 20 7,765
Cisco Systems Inc ................... 3,057 237,193
Clear Secure Inc .................... 466 22,559
Corning Inc ........................ 941 127,948
Everpure Inc
(1)
...................... 362 21,372
Hut 8 Corp
(1)
....................... 1,350 63,328
Lam Research Corp .................. 890 190,157
Micron Technology Inc ................ 857 289,529
Microsoft Corp ...................... 5,582 2,066,289
Motorola Solutions Inc ................. 523 226,966
NetScout Systems Inc
(1)
................ 448 14,242
NVIDIA Corp ....................... 14,990 2,614,256
Oracle Corp ........................ 925 136,077
Photronics Inc
(1)
..................... 3,919 158,367
QUALCOMM Inc ..................... 1,787 230,130
Sandisk Corp/DE
(1)
................... 17 10,801
SCANSOURCE INC
(1)
.................. 1,199 43,524
Skyworks Solutions Inc ................ 1,694 90,714
TD SYNNEX Corp .................... 1,080 182,207
Teradata Corp
(1)
..................... 512 13,122
Teradyne Inc ....................... 16 4,743
Texas Instruments Inc ................. 1,641 318,584
TTM Technologies Inc
(1)
................ 134 13,054
Ubiquiti Inc ........................ 88 69,545
Viasat Inc
(1)
........................ 939 43,006
Vistance Networks ................... 316 5,751
Western Digital Corp .................. 318 86,016
11,250,429
Materials — 0.3%
Anglogold Ashanti Plc ................. 506 49,264
CF Industries Holdings Inc .............. 148 19,216
Coeur Mining Inc
(1)
................... 1,396 26,203
Commercial Metals Co ................ 179 10,996
CRH PLC .......................... 268 28,172
Freeport-McMoRan Inc ................ 1,346 79,118
Kaiser Aluminum Corp ................. 63 7,592
Newmont Corp ..................... 2,047 221,588
Southern Copper Corp ................. 338 58,156
SSR Mining Inc
(1)
.................... 1,496 43,983
544,288
Real Estate — 0.1%
Sun Communities Inc ................. 1,072 135,029
135,029
Utilities — 0.1%
American Electric Power Co Inc .......... 607 79,566
Edison International .................. 77 5,635
Eversource Energy ................... 916 63,460

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
NRG Energy Inc ..................... 191 27,913
176,574
Total Common Stocks (United States)
(Cost $ 25,978,209 ) ................. 32,810,087
Registered Investment Companies — 61 .9%
U.S. Fixed Income — 61.2%
Baird Core Plus Bond Fund - Class I ....... 2,341,227 23,857,103
Dodge & Cox Income Fund - Class I ........ 815,079 10,367,808
Fidelity Advisor Capital & Income Fund - Class Z 1,444,014 16,938,281
Fidelity Total Bond Fund - Class Z ......... 2,506,306 23,960,283
Frost Total Return Bond Fund - Class I ...... 237,138 2,271,782
iShares 20+ Year Treasury Bond ETF
(2)
...... 117,371 10,174,892
State Street SPDR Bloomberg High Yield Bond
ETF
(2)
.......................... 116,946 11,194,071
98,764,220
International Fixed Income — 0.7%
Eaton Vance Emerging Markets Debt
Opportunities Fund - Class R6 .......... 144,400 1,192,744
1,192,744
Total Registered Investment Companies
(Cost $ 97,813,648 ) ................. 99,956,964
Money Market Registered Investment Companies — 17 .2%
Meeder Government Money Market Fund ,
3.56%
(3)
........................ 27,743,441 27,743,441
Total Money Market Registered Investment
Companies
(Cost $ 27,743,441 ) ................. 27,743,441
Total Investments — 99 .4%
(Cost $ 151,535,298 ) ................ 160,510,492
Other Assets less Liabilities — 0 .6% ....... 997,740
Total Net Assets — 100 .0% ............. 161,508,232
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 1,899 25,547
Meeder Conservative Allocation Fund - Retail
Class .......................... 515 12,345
Meeder Dynamic Allocation Fund - Retail Class 5,207 75,549
Meeder Muirfield Fund - Retail Class ....... 3,833 37,867
Total Trustee Deferred Compensation
(Cost $ 127,105 ) ................... 151,308
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2026 ........ 40 6/18/26 5,802,200 (89,761)
Mini MSCI Emg Mkt
Futures - June 2026 . 22 6/18/26 1,600,060 (61,375)
Russell 2000 Futures Mini
June 2026 ........ 8 6/18/26 1,004,880 (3,668)
S&P 500 Mini Futures
June 2026 ........ (10) 6/18/26 (3,285,375) (49,194)
S&P Mid Cap Futures
EMini June 2026 ... (1) 6/18/26 (339,650) (9,611)
Total Futures Contracts . 59 4,782,115 (213,609)
(1) Represents non-income producing securities.
(2) Exchange-traded fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2026.
(4) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred
Compensation Plan.